As filed with the Securities and Exchange Commission on December 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2015

Date of reporting period:  October 31, 2014

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at October 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.23%
	Aerospace & Defense - 7.05%
12,403	The Boeing Co.	$1,549,259
28,009	Exelis, Inc.	499,961
13,430	General Dynamics Corp.	1,876,977
6,495	Honeywell International, Inc.	624,299
10,692	Huntington Ingalls Industries, Inc.	1,131,427
12,045	Lockheed Martin Corp.	2,295,416
8,958	Northrop Grumman Corp.	1,235,846
5,188	Raytheon Co.	538,929
6,769	Vectrus, Inc. *	165,434
		9,917,548
	Air Freight & Logistics - 0.11%
908	FedEx Corp.	151,999

	Airlines - 2.37%
44,747	Delta Air Lines, Inc.	1,800,172
10,003	Hawaiian Holdings, Inc. *	173,452
16,321	SkyWest, Inc.	188,018
26,582	Southwest Airlines Co.	916,547
3,452	Spirit Airlines, Inc. *	252,376
		3,330,565
	Auto Components - 0.84%
3,631	BorgWarner, Inc.	207,040
14,187	Delphi Automotive PLC #	978,619
		1,185,659
	Beverages - 2.36%
26,074	Coca-Cola Enterprises, Inc.	1,130,308
31,591	Dr. Pepper Snapple Group, Inc.	2,187,677
		3,317,985
	Biotechnology - 0.95%
1,868	Biogen Idec, Inc. *	599,777
6,540	Gilead Sciences, Inc. *	732,480
		1,332,257
	Building Products - 0.32%
23,169	AAON, Inc.	455,271

	Capital Markets - 1.85%
15,134	Ameriprise Financial, Inc.	1,909,457
3,656	The Goldman Sachs Group, Inc.	694,603
		2,604,060
	Chemicals - 7.53%
6,485	CF Industries Holdings, Inc.	1,686,100
49,687	The Dow Chemical Co.	2,454,538
40,025	LyondellBasell Industries NV - Class A #	3,667,491
34,217	The Mosaic Co.	1,516,155
368	NewMarket Corp.	142,788
46,526	Olin Corp.	1,127,790
		10,594,862
	Commercial Services & Supplies - 0.63%
11,482	The ADT Corp.	411,515
2,856	G & K Services, Inc. - Class A	180,128
6,844	Tyco International Ltd. #	293,813
		885,456
	Communications Equipment - 1.17%
27,821	Brocade Communications Systems, Inc.	298,519
54,810	Cisco Systems, Inc.	1,341,201
		1,639,720
	Computers & Peripherals - 3.96%
10,575	Lexmark International, Inc. - Class A	456,417
10,313	NetApp, Inc.	441,396
2,393	SanDisk Corp.	225,277
58,475	Seagate Technology PLC #	3,673,984
7,872	Western Digital Corp.	774,369
		5,571,443
	Construction & Engineering - 0.73%
31,622	AECOM Technology Corp. *	1,029,296

	Containers & Packaging - 1.09%
23,905	Ball Corp.	1,540,199

	Distributors - 0.30%
7,165	Core-Mark Holding Co., Inc.	415,785

	Diversified Consumer Services - 1.02%
6,464	Outerwall, Inc. *	408,977
13,991	Strayer Education, Inc. *	1,024,001
		1,432,978
	Diversified Financial Services - 0.84%
11,002	Mcgraw Hill Financial, Inc.	995,461
1,909	Moody's Corp.	189,430
		1,184,891
	Diversified Telecommunication Services - 6.63%
171,106	AT&T, Inc.	5,961,333
101,999	Frontier Communications Corp.	667,073
44,232	IDT Corp. - Class B	728,943
42,213	Inteliquent, Inc.	710,445
161,152	Vonage Holdings Corp. *	560,809
66,598	Windstream Holdings, Inc.	697,947
		9,326,550
	Electrical Equipment - 0.34%
2,161	Acuity Brands, Inc.	301,308
2,909	EnerSys, Inc.	182,685
		483,993
	Electronic Equipment, Instruments & Components - 0.10%
6,283	Insight Enterprises, Inc. *	142,938

	Energy Equipment & Services - 2.13%
32,848	Cameron International Corp. *	1,956,098
10,798	Halliburton Co.	595,402
8,356	Patterson-UTI Energy, Inc.	192,439
6,582	RPC, Inc.	107,945
7,473	Tesco Corp. #	142,286
		2,994,170
	Food & Staples Retailing - 1.57%
13,744	The Andersons, Inc.	875,905
12,082	The Kroger Co.	673,088
8,554	Wal-Mart Stores, Inc.	652,414
		2,201,407
	Food Products - 1.52%
12,113	Sanderson Farms, Inc.	1,017,250
27,860	Tyson Foods, Inc. - Class A	1,124,151
		2,141,401
	Gas Utilities - 0.84%
2,680	New Jersey Resources Corp.	156,726
27,073	UGI Corp.	1,020,381
		1,177,107
	Health Care Equipment & Supplies - 1.76%
13,455	Edwards Lifesciences Corp. *	1,626,979
13,326	St. Jude Medical, Inc.	855,129
		2,482,108
	Health Care Providers & Services - 4.93%
1,752	Aetna, Inc.	144,558
5,259	Corvel Corp. *	181,015
16,350	ExamWorks Group, Inc. *	634,053
13,772	HCA Holdings, Inc. *	964,729
7,841	Magellan Health Services, Inc. *	474,537
38,547	Quest Diagnostics, Inc.	2,446,193
81,573	Triple-S Management Corp. - Class B *#	1,806,026
1,263	Universal Health Services, Inc. - Class B	130,986
1,191	WellPoint, Inc.	150,888
		6,932,985
	Hotels, Restaurants & Leisure - 1.74%
5,241	Burger King Worldwide, Inc.	171,276
6,371	Marriott International, Inc. - Class A	482,603
26,334	Sonic Corp.	663,880
5,914	Wynn Resorts Ltd.	1,123,719
		2,441,478
	Household Durables - 0.31%
7,682	CSS Industries, Inc.	219,398
3,847	Universal Electronics, Inc. *	218,856
		438,254
	Independent Power Producers & Energy Traders - 0.10%
10,142	AES Corp.	142,698

	Industrial Conglomerates - 1.18%
64,362	General Electric Co.	1,661,183

	Insurance - 5.62%
36,102	Assurant, Inc.	2,462,878
53,978	The Travelers Companies, Inc.	5,440,982
		7,903,860
	Internet Software & Services - 2.09%
2,840	IAC/InterActiveCorp.	192,240
45,926	VeriSign, Inc. *	2,744,538
		2,936,778
	IT Services - 4.72%
5,519	Broadridge Financial Solutions, Inc.	242,450
22,423	International Business Machines Corp.	3,686,341
19,664	Mastercard, Inc. - Class A	1,646,860
6,018	Science Applications International Corp.	294,340
45,269	The Western Union Co.	767,762
		6,637,753
	Leisure Products - 0.11%
11,509	Nautilus, Inc. *	153,990

	Machinery - 3.25%
9,185	Caterpillar, Inc.	931,451
23,423	Flowserve Corp.	1,592,530
5,874	The Greenbrier Companies, Inc.	367,360
8,776	Ingersoll-Rand PLC #	549,553
6,139	The Manitowoc Co., Inc.	127,937
4,842	Oshkosh Corp.	216,728
7,348	Pentair PLC #	492,683
8,199	Trinity Industries, Inc.	292,786
		4,571,028
	Media - 5.32%
24,956	DIRECTV *	2,165,931
1,232	Graham Holdings Co. - Class B	965,395
11,356	Live Nation Entertainment, Inc. *	295,256
14,886	Twenty-First Century Fox, Inc. - Class A	513,269
48,703	Viacom, Inc. - Class B	3,539,734
		7,479,585
	Multi-line Retail - 0.10%
1,277	Dillard's, Inc. - Class A	135,056

	Oil, Gas & Consumable Fuels - 5.56%
3,674	EOG Resources, Inc.	349,214
8,722	Exxon Mobil Corp.	843,505
4,029	Green Plains, Inc.	137,792
1,509	Hess Corp.	127,978
3,132	HollyFrontier Corp.	142,130
46,988	Marathon Petroleum Corp.	4,271,209
6,424	Panhandle Oil And Gas, Inc. - Class A	132,077
8,136	PBF Energy, Inc. - Class A	212,106
4,845	Rex American Resources Corp. *	352,522
4,527	Targa Resources Corp.	582,308
2,383	Tesoro Corp.	170,170
10,976	Western Refining, Inc.	500,396
		7,821,407
	Paper & Forest Products - 0.18%
3,885	Clearwater Paper Corp. *	250,000

	Pharmaceuticals - 3.97%
186,349	Pfizer, Inc.	5,581,153

	Professional Services - 1.17%
12,223	Dun & Bradstreet Corp.	1,501,107
36,278	Hill International, Inc. *	140,759
		1,641,866
	Road & Rail - 0.53%
6,395	Union Pacific Corp.	744,698

	Semiconductors & Semiconductor Equipment - 1.95%
17,773	Intel Corp.	604,460
22,753	Micron Technology, Inc. *	752,897
35,906	NVIDIA Corp.	701,603
11,786	Skyworks Solutions, Inc.	686,417
		2,745,377
	Software - 1.48%
3,473	Aspen Technology, Inc. *	128,258
16,594	Manhattan Associates, Inc. *	665,585
48,664	Take-Two Interactive Software *	1,287,163
		2,081,006
	Specialty Retail - 5.18%
1,020	AutoZone, Inc. *	564,590
10,882	GameStop Corp. - Class A	465,314
64,180	Home Depot, Inc.	6,258,834
		7,288,738
	Textiles, Apparel & Luxury Goods - 0.63%
9,508	Nike, Inc. - Class B	883,959

	Trading Companies & Distributors - 0.10%
1,319	United Rentals, Inc. *	145,169

	Total Common Stocks (Cost $119,367,876)	138,157,669

	REITS - 0.10%
	Real Estate Management & Development - 0.10%
4,375	CBRE Group, Inc. *	140,000

	Total REITS (Cost $141,456)	140,000

	Total Investments in Securities (Cost $119,509,332) - 98.33%	138,297,669
	Other Assets in Excess of Liabilities - 1.67%	2,355,911
	Net Assets - 100.00%	$140,653,580

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at October 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.13%
	Aerospace & Defense - 3.55%
136,524	BAE Systems PLC - ADR	$4,009,710
6,287	Lockheed Martin Corp.	1,198,114
		5,207,824
	Chemicals - 1.88%
80,668	Potash Corporation of Saskatchewan, Inc. - ADR	2,756,426

	Commercial Banks - 5.03%
101,879	Bank of Montreal #	7,396,415

	Diversified Telecommunication Services - 23.04%
114,220	AT&T, Inc.	3,979,425
64,168	BCE, Inc. #	2,853,551
183,512	CenturyLink, Inc.	7,612,078
318,307	Deutsche Telekom AG - ADR	4,768,239
344,163	Orange S.A. - ADR	5,468,750
81,184	Telefonica S.A. - ADR	1,216,136
15,163	Telenor ASA - ADR	1,021,076
214,852	Telstra Corp., Ltd. - ADR	5,328,330
11,340	TELUS Corp. #	406,539
23,793	Verizon Communications, Inc.	1,195,598
		33,849,722
	Energy Equipment & Services - 6.88%
93,395	Ensco PLC - Class A #	3,790,903
61,216	Noble Corp. PLC #	1,280,639
168,832	Transocean Ltd. #	5,036,259
		10,107,801
	Food Products - 0.30%
7,844	Kraft Foods Group, Inc.	442,009

	Insurance - 3.19%
62,134	AXA S.A. - ADR	1,442,130
19,457	Sun Life Financial, Inc. #	692,669
31,565	Swiss Re AG - ADR	2,549,189
		4,683,988
	Media - 3.06%
175,138	Shaw Communications, Inc. - Class B	4,497,544

	Metals & Mining - 2.37%
41,427	BHP Billiton PLC - ADR	2,155,861
186,187	Companhia Siderurgica Nacional S.A. - ADR	610,693
45,392	Teck Resources Ltd. - Class B #	716,286
		3,482,840
	Office Electronics - 2.01%
94,977	Canon, Inc. - ADR	2,946,187

	Oil, Gas & Consumable Fuels - 22.48%
96,842	BP PLC - ADR	4,208,753
345,782	Canadian Oil Sands Ltd. #	5,421,516
9,397	China Petroleum & Chemical Corp. - ADR	817,351
7,924	CNOOC Ltd. - ADR	1,239,076
12,565	ConocoPhillips	906,565
209,814	Ecopetrol S.A. - ADR	5,623,015
111,013	ENI S.p.A. - ADR	4,718,052
314,641	Gazprom OAO - ADR	2,076,001
26,661	Husky Energy, Inc. #	644,396
4,334	PetroChina Co., Ltd. - ADR	543,917
43,886	Royal Dutch Shell PLC - Class A - ADR	3,150,576
5,480	Statoil ASA - ADR	125,766
59,297	Total S.A. - ADR	3,551,297
		33,026,281
	Pharmaceuticals - 2.85%
26,160	Eli Lilly & Co.	1,735,193
53,745	GlaxoSmithKline PLC - ADR	2,444,860
		4,180,053
	Specialty Retail - 0.71%
82,481	Staples, Inc.	1,045,859

	Textiles, Apparel & Luxury Goods - 0.50%
21,336	Coach, Inc.	733,532

	Tobacco - 5.72%
60,129	Altria Group, Inc.	2,906,636
67,521	Lorillard, Inc.	4,152,542
21,297	Reynolds American, Inc.	1,339,794
		8,398,972
	Wireless Telecommunication Services - 12.56%
105,120	China Mobile Ltd. - ADR	6,526,901
364,966	Mobile Telesystems - ADR	5,219,014
54,394	NTT DoCoMo, Inc. - ADR	917,627
9,825	Rogers Communications, Inc. - Class B #	369,911
163,281	Vodafone Group PLC - ADR	5,424,193
		18,457,646
	Total Common Stocks (Cost $141,835,711)	141,213,099

	PREFERRED STOCKS - 2.37%
	Diversified Telecommunication Services - 2.37%
170,286	Telefonica Brasil S.A. - ADR	3,480,646

	Total Preferred Stocks (Cost $3,751,995)	3,480,646

	Total Investments in Securities (Cost $145,587,706) - 98.50%	144,693,745
	Other Assets in Excess of Liabilities - 1.50%	2,201,387
	Net Assets - 100.00%	$146,895,132

ADR -	American Depository Receipt
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	23.1%
United Kingdom	15.9%
Canada	14.5%
France	7.1%
Hong Kong	5.3%
Switzerland	5.2%
Russian Federation	5.0%
Colombia	3.8%
Australia	3.6%
Germany	3.3%
Italy	3.2%
Brazil	2.8%
Japan	2.6%
Netherlands	2.1%
China	0.9%
Spain	0.8%
Norway	0.8%
100.0%

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at October 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.17%
	Aerospace & Defense - 3.40%
543	Curtiss-Wright Corp.	$37,581
1,422	Embraer S.A. - ADR	54,946
541	Engility Holdings, Inc. *	23,371
4,605	Exelis, Inc.	82,199
1,793	Huntington Ingalls Industries, Inc.	189,735
469	Spirit Aerosystems Holdings, Inc. - Class A *	18,450
		406,282
	Air Freight & Logistics - 0.25%
434	C.H. Robinson Worldwide, Inc.	30,037

	Airlines - 1.99%
2,195	Air France - KLM - ADR *	18,679
8,060	Hawaiian Holdings, Inc. *	139,760
2,094	JetBlue Airways Corp. *	24,165
752	Spirit Airlines, Inc. *	54,979
		237,583
	Auto Components - 4.01%
1,073	Gentex Corp.	35,130
1,012	Gentherm, Inc. *	42,200
1,024	Lear Corp.	94,720
1,219	Standard Motor Products, Inc.	48,175
1,604	Tower International, Inc. *	38,977
1,852	Valeo S.A. - ADR	103,990
1,231	Visteon Corp. *	115,591
		478,783
	Beverages - 0.47%
355	Coca-Cola Bottling Co.	32,106
323	Molson Coors Brewing Co. - Class B	24,025
		56,131
	Biotechnology - 0.45%
413	United Therapeutics Corp. *	54,091

	Building Products - 1.06%
1,170	A.O. Smith Corp.	62,419
3,265	AAON, Inc.	64,157
		126,576
	Capital Markets - 0.90%
1,241	Calamos Asset Management, Inc. - Class A	17,002
1,575	HFF, Inc. - Class A *	49,581
730	Piper Jaffray Companies, Inc. *	41,216
		107,799
	Chemicals - 2.10%
581	A. Schulman, Inc.	20,573
308	Celanese Corp. - Class A	18,089
856	Huntsman Corp.	20,886
480	International Flavors & Fragrances, Inc.	47,592
293	NewMarket Corp.	113,687
823	PolyOne Corp.	30,459
		251,286
	Commercial Services & Supplies - 3.16%
296	Cintas Corp.	21,679
2,954	Kimball International, Inc. - Class B	53,113
1,896	Multi-Color Corp.	93,473
602	Republic Services, Inc.	23,117
3,695	U.S. Ecology, Inc.	185,785
		377,167
	Communications Equipment - 0.64%
3,727	Ituran Location And Control Ltd. #	76,366

	Computers & Peripherals - 0.79%
2,065	Electronics for Imaging, Inc. *	94,412

	Construction & Engineering - 0.13%
1,001	Comfort Systems USA, Inc.	15,375

	Construction Materials - 0.63%
864	Eagle Materials, Inc.	75,540

	Containers & Packaging - 2.07%
2,217	Ball Corp.	142,841
5,162	Graphic Packaging Holding Co. *	62,615
573	Packaging Corp. of America	41,302
		246,758
	Distributors - 0.76%
1,561	Core-Mark Holding Co., Inc.	90,585

	Diversified Consumer Services - 1.83%
1,729	China Distance Education Holdings Ltd. - ADR	25,935
537	DeVry Education Group, Inc.	25,996
1,465	New Oriental Education & Technology Group, Inc. - ADR *	31,644
4,258	TAL Education Group - ADR *	135,234
		218,809
	Diversified Telecommunication Services - 3.52%
3,104	Consolidated Communications Holdings, Inc.	80,394
8,954	Frontier Communications Corp.	58,559
3,315	Hellenic Telecommunications Organization S.A. - ADR *	18,431
1,314	IDT Corp. - Class B	21,655
7,561	Spark New Zealand Ltd. - ADR	92,925
14,221	Windstream Holdings, Inc.	149,036
		421,000
	Electrical Equipment - 1.34%
767	Acuity Brands, Inc.	106,943
839	EnerSys, Inc.	52,689
		159,632
	Electronic Equipment, Instruments & Components - 1.25%
1,503	CDW Corp. of Deleware	46,353
1,476	Newport Corp. *	26,406
1,171	Sanmina Corp. *	29,357
635	Zebra Technologies Corp. - Class A *	46,831
		148,947
	Energy Equipment & Services - 3.73%
495	Helmerich & Payne, Inc.	42,976
3,070	Matrix Service Co. *	76,934
1,380	Nabors Industries Ltd. #	24,633
11,910	North American Energy Partners, Inc. #	64,433
2,694	Patterson-UTI Energy, Inc.	62,043
2,178	Pioneer Energy Services Corp. *	19,994
5,259	RPC, Inc.	86,248
986	Superior Energy Services, Inc.	24,798
1,357	Tesco Corp. #	25,837
379	Unit Corp. *	18,351
		446,247
	Food & Staples Retailing - 0.59%
1,107	The Andersons, Inc.	70,549

	Food Products - 6.07%
2,218	Cal-Maine Foods, Inc.	194,718
137	Calavo Growers, Inc.	6,650
3,295	Gruma S.A.B. de C.V. - ADR	144,914
462	Hormel Foods Corp.	24,906
2,227	Industrias Bachoco S.A.B. de C.V. - ADR	136,181
341	Ingredion, Inc.	26,342
2,015	John B. Sanfilippo & Son, Inc. *	74,857
1,028	Pilgrim's Pride Corp. *	29,205
559	Sanderson Farms, Inc.	46,945
1,015	Tyson Foods, Inc. - Class A	40,955
		725,673
	Health Care Equipment & Supplies - 1.46%
1,665	Anika Therapeutics, Inc. *	66,833
1,128	Masimo Corp. *	28,471
1,192	Vascular Solutions, Inc. *	35,057
850	West Pharmaceutical Services, Inc.	43,562
		173,923
	Health Care Providers & Services - 6.69%
260	Centene Corp. *	24,094
807	Chemed Corp.	83,412
3,513	Concord Medical Services Holdings Ltd. - ADR	25,996
2,962	Corvel Corp. *	101,952
2,100	ExamWorks Group, Inc. *	81,438
3,101	Extendicare, Inc. #	22,340
1,983	LifePoint Hospitals, Inc. *	138,810
4,067	Select Medical Holdings Corp.	58,646
993	Team Health Holdings, Inc. *	62,102
126	U.S. Physical Therapy, Inc.	5,437
756	Universal Health Services, Inc. - Class B	78,405
2,563	VCA, Inc. *	116,796
		799,428
	Hotels, Restaurants & Leisure - 6.30%
4,507	Burger King Worldwide, Inc.	147,289
253	Cracker Barrel Old Country Store, Inc.	29,184
699	Famous Dave's of America, Inc. *	18,223
2,021	Hyatt Hotels Corp. - Class A *	119,684
2,010	InterContinental Hotels Group PLC - ADR	76,400
1,814	Jack in the Box, Inc.	128,867
374	Marriott Vacations Worldwide Corp.	25,971
357	Red Robin Gourmet Burgers, Inc. *	19,624
1,669	Royal Caribbean Cruises Ltd. #	113,442
2,945	Sonic Corp.	74,243
		752,927
	Household Durables - 0.78%
407	Garmin Ltd. #	22,580
309	Helen Of Troy Ltd. *#	19,112
905	Leggett & Platt, Inc.	35,639
282	Universal Electronics, Inc. *	16,043
		93,374
	Household Products - 0.22%
290	Spectrum Brands Holdings, Inc.	26,271

	Insurance - 1.29%
729	Argo Group International Holdings, Ltd. #	40,678
441	Erie Indemnity Co. - Class A	37,428
375	Safety Insurance Group, Inc.	23,392
1,023	W.R. Berkley Corp.	52,725
		154,223
	Internet & Catalog Retail - 0.36%
556	Liberty Ventures - Class A *	19,516
1,385	NutriSystem, Inc.	23,323
		42,839
	Internet Software & Services - 0.56%
382	Envestnet, Inc. *	16,968
735	IAC/InterActiveCorp.	49,752
		66,720
	IT Services - 2.09%
2,540	Booz Allen Hamilton Holding Corp.	66,929
1,095	Broadridge Financial Solutions, Inc.	48,103
349	Computer Sciences Corp.	21,080
1,006	CSG Systems International, Inc.	26,669
1,286	Euronet Worldwide, Inc. *	69,020
810	Sykes Enterprises, Inc. *	17,447
		249,248
	Leisure Products - 0.15%
1,712	Smith & Wesson Holding Corp. *	17,394

	Life Sciences Tools & Services - 0.94%
398	PerkinElmer, Inc.	17,281
2,517	WuXi PharmaTech Cayman, Inc. - ADR *	94,891
		112,172
	Machinery - 6.35%
788	CIRCOR International, Inc.	59,218
828	Columbus Mckinnon Corp.	23,557
946	Conrad Industries, Inc.	36,184
2,216	Douglas Dynamics, Inc.	45,938
2,814	The Greenbrier Companies, Inc.	175,988
770	Hurco Companies, Inc.	29,668
658	Kadant, Inc.	27,202
5,486	NN, Inc.	137,150
5,174	Trinity Industries, Inc.	184,764
400	WABCO Holdings, Inc. *	38,952
		758,621
	Marine - 0.51%
555	Kirby Corp. *	61,372

	Media - 1.51%
59	Graham Holdings Co. - Class B	46,232
325	John Wiley & Sons, Inc. - Class A	18,977
2,236	Live Nation Entertainment, Inc. *	58,136
2,733	MDC Partners, Inc. - Class A #	56,573
		179,918
	Metals & Mining - 0.22%
1,151	Steel Dynamics, Inc.	26,485

	Multi-line Retail - 0.67%
595	Burlington Stores, Inc. *	24,954
515	Dillard's, Inc. - Class A	54,466
		79,420
	Oil, Gas & Consumable Fuels - 3.13%
6,197	Abraxas Petroleum Corp. *	25,594
1,181	Enerplus Corp. #	16,888
509	Green Plains, Inc.	17,408
1,864	Panhandle Oil And Gas, Inc. - Class A	38,324
315	SM Energy Co.	17,734
1,347	Targa Resources Corp.	173,265
763	Vermilion Energy, Inc. #	42,911
683	Whiting Petroleum Corp. *	41,827
		373,951
	Pharmaceuticals - 1.76%
1,831	Depomed, Inc. *	28,197
315	Dr. Reddy's Laboratories Ltd. - ADR	16,471
582	Jazz Pharmaceuticals PLC *#	98,265
466	Salix Pharmaceuticals Ltd. *	67,034
		209,967
	Professional Services - 2.08%
1,414	Huron Consulting Group, Inc. *	98,429
1,018	Navigant Consulting, Inc. *	15,667
932	Robert Half International, Inc.	51,055
535	Towers Watson & Co. - Class A	59,005
396	VSE Corp.	23,871
		248,027
	Road & Rail - 4.54%
538	ArcBest Corp.	20,821
2,321	Avis Budget Group, Inc. *	129,396
626	Heartland Express, Inc.	15,738
4,729	Knight Transportation, Inc.	138,371
561	Landstar System, Inc.	41,520
461	Old Dominion Freight Line, Inc. *	33,593
1,847	Ryder System, Inc.	163,404
		542,843
	Semiconductors & Semiconductor Equipment - 5.85%
15,092	Advanced Semiconductor Engineering, Inc. - ADR	93,118
6,547	Amkor Technology, Inc. *	44,389
724	Fairchild Semiconductor International, Inc. *	11,113
3,769	Integrated Device Technology, Inc. *	61,849
3,636	Marvell Technology Group Ltd. #	48,868
960	Micrel, Inc.	11,654
1,785	Silicon Motion Technology Corp. - ADR	42,322
9,410	Siliconware Precision Industries Co. - ADR	67,093
4,064	Skyworks Solutions, Inc.	236,687
9,254	Ultra Clean Holdings, Inc. *	81,250
		698,343
	Software - 3.49%
831	Advent Software, Inc.	28,719
378	Aspen Technology, Inc. *	13,960
364	Blackbaud, Inc.	16,198
2,765	Callidus Software, Inc. *	38,959
3,449	Magic Software Enterprises Ltd. #	24,109
3,591	Manhattan Associates, Inc. *	144,035
693	Open Text Corp. #	38,198
1,415	PTC, Inc. *	53,982
1,747	VASCO Data Security International, Inc. *	44,234
248	Verint Systems, Inc. *	14,258
		416,652
	Specialty Retail - 1.44%
622	Cato Corp. - Class A	22,187
1,026	The Finish Line, Inc. - Class A	27,158
2,200	Foot Locker, Inc.	123,222
		172,567
	Technology Hardware, Storage & Peripherals - 0.60%
5,083	Logitech International S.A. #	72,229

	Textiles, Apparel & Luxury Goods - 1.75%
768	G-III Apparel Group Ltd. *	60,941
1,406	Hanesbrands, Inc.	148,488
		209,429
	Thrifts & Mortgage Finance - 0.22%
5,055	United Community Financial Corp.	25,882

	Tobacco - 0.28%
1,489	Vector Group Ltd.	33,264

	Trading Companies & Distributors - 1.74%
2,587	Aceto Corp.	58,828
1,497	Bunzl PLC - ADR	40,539
989	United Rentals, Inc. *	108,849
		208,216
	Transportation Infrastructure - 1.05%
691	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	27,364
1,447	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	98,613
		125,977
	Total Common Stocks (Cost $11,145,418)	11,847,310

	Total Investments in Securities (Cost $11,145,418) - 99.17%	11,847,310
	Other Assets in Excess of Liabilities - 0.83%	98,762
	Net Assets - 100.00%	$11,946,072

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
October 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2014:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$21,855,482	$-	$-	$21,855,482
Consumer Staples	7,660,793	-	-	7,660,793
Energy	10,815,577	-	-	10,815,577
Financials	11,692,811	-	-	11,692,811
Health Care	16,328,503	-	-	16,328,503
Industrials	25,018,072	-	-	25,018,072
Information Technology	21,755,015	-	-	21,755,015
Materials	12,385,061	-	-	12,385,061
Telecommunication Services	9,326,550	-	-	9,326,550
Utilities	1,319,805	-	-	1,319,805
Total Common Stocks	138,157,669	-	-	138,157,669
REITS	140,000	-	-	140,000
Total Investments in Securities	$138,297,669	$-	$-	$138,297,669

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,276,935	$-	$-	$6,276,935
Consumer Staples	8,840,981	-	-	8,840,981
Energy	43,134,082	-	-	43,134,082
Financials	12,080,403	-	-	12,080,403
Health Care	4,180,053	-	-	4,180,053
Industrials	5,207,824	-	-	5,207,824
Information Technology	2,946,187	-	-	2,946,187
Materials	6,239,266	-	-	6,239,266
Telecommunication Services	52,307,368	-	-	52,307,368
Total Common Stocks	141,213,099	-	-	141,213,099
Preferred Stocks
Telecommunication Services	3,480,646	-	-	3,480,646
Total Preferred Stocks	3,480,646	-	-	3,480,646
Total Investments in Securities	$144,693,745	$-	$-	$144,693,745

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,336,045	$-	$-	$2,336,045
Consumer Staples	911,888	-	-	911,888
Energy	820,198	-	-	820,198
Financials	287,904	-	-	287,904
Health Care	1,349,581	-	-	1,349,581
Industrials	3,297,708	-	-	3,297,708
Information Technology	1,822,917	-	-	1,822,917
Materials	600,069	-	-	600,069
Telecommunication Services	421,000	-	-	421,000
Total Common Stocks	11,847,310	-	-	11,847,310
Total Investments in Securities	$11,847,310	$-	$-	$11,847,310

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at October 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended October 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at October 31, 2014 was as follows*:

All Cap Core Fund

Cost of investments	$119,511,202

Gross unrealized appreciation	$21,956,202
Gross unrealized depreciation	(3,169,735)
Net unrealized appreciation	$18,786,467

Enhanced Dividend Fund

Cost of investments	$145,754,290

Gross unrealized appreciation	$13,279,491
Gross unrealized depreciation	(14,340,036)
Net unrealized depreciation	$(1,060,545)

Small/Mid Cap Growth Fund

Cost of investments	$11,145,761

Gross unrealized appreciation	$1,328,915
Gross unrealized depreciation	(627,366)
Net unrealized appreciation	$701,549

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 12/30/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 12/30/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 12/30/2014

* Print the name and title of each signing officer under his or her signature.